UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:      September 30, 2006

Check here if Amendment [X]                         Amendment Number:   1
                                                                     -------
Institutional Investment Manager Filing this Report:

Name:    Sidus Investment Management, LLC

Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number:      028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Oshiro

Title:   Controller

Phone:   (212) 751-6644

Signature, Place, and Date of Signing:

        /s/ Peter Oshiro       New York, New York        December 14, 2006
            [Signature]           [City, State]                [Date]


Report Type:
[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $108,673 (in thousands)

List of Other Included Managers:        None


        COLUMN 1                     COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
---------------------------          --------     --------     --------        --------        --------   --------     --------

                                     TITLE OF                   VALUE           AMOUNT        INVESTMENT    OTHER       VOTING
NAME OF ISSUER                        CLASS        CUSIP       (x$1000)    TYPE OF SECURITY   DISCRETION  MANAGERS    AUTHORITY
---------------------------          -------       -----       --------    ----------------   ----------  --------    ---------

ANDREW CORP                            COM        034425108       1227            132700   SH    SOLE       NONE        SOLE
APAC CUSTOMER SERVICES INC             COM        00185E106       8248           3112562   SH    SOLE       NONE        SOLE
APPLIED MICRO CIRCUITS CORP            COM        03822W109       1954            678600   SH    SOLE       NONE        SOLE
AVAYA INC                              COM        053499109       1176            102800   SH    SOLE       NONE        SOLE
BRIGHTPOINT INC                        COM        109473405       2174            152900   SH    SOLE       NONE        SOLE
CERAGON NETWORKS LTD                   COM        M22013102       2939            698100   SH    SOLE       NONE        SOLE
CREDENCE SYSTEMS CORP.                 COM        225302108        684            240100   SH    SOLE       NONE        SOLE
DENDRITE INTERNATIONAL INC.            COM        248239105       1739            177800   SH    SOLE       NONE        SOLE
ELECTROGLAS INC                        COM        285324109       2896           1056800   SH    SOLE       NONE        SOLE
EMC CORP MASS                          COM        268648102       2137            178400   SH    SOLE       NONE        SOLE
EMCORE CORP                            COM        290846104       3045            514315   SH    SOLE       NONE        SOLE
EPICOR SOFTWARE CORP                   COM        29426L108       6612            504343   SH    SOLE       NONE        SOLE
FIBERTOWER CORP                        COM        31567R100        425             45000   SH    SOLE       NONE        SOLE
FINISAR                                COM        31787A101       1376            379200   SH    SOLE       NONE        SOLE
INTEL CORP                             COM        458140100       5762            280100   SH    SOLE       NONE        SOLE
INTERNATIONAL DISPLAYWORKS INC         COM        459412102      11801           1852600   SH    SOLE       NONE        SOLE
JUPITERMEDIA CORPORATION               COM        48207D101        390             45000   SH    SOLE       NONE        SOLE
KONGZHONG CORP SPONSORED ADR           COM        50047P104        657             90500   SH    SOLE       NONE        SOLE
LEADIS TECHNOLOGY, INC.                COM        52171N103       3832            970000   SH    SOLE       NONE        SOLE
LOOKSMART LTD.                         COM        543442503       6604           2269492   SH    SOLE       NONE        SOLE
MAGNA ENTERTAINMENT CORP.              COM        559211107        194             41400   SH    SOLE       NONE        SOLE
MDC PARTNERS INC                       COM        552697104       1186            163800   SH    SOLE       NONE        SOLE
NMS COMMUNICATIONS CORP                COM        629248105       5186           1791335   SH    SOLE       NONE        SOLE
NOKIA CORP SPONSORED ADR               COM        654902204       2036            103400   SH    SOLE       NONE        SOLE
OPENTV CORP                            COM        G67543101        641            225000   SH    SOLE       NONE        SOLE
RADVISION LIMITED                      COM        M81869105       1571             95202   SH    SOLE       NONE        SOLE
RICHARDSON ELECTRONICS LTD             COM        763165107       1721            190600   SH    SOLE       NONE        SOLE
SITEL CORP                             COM        82980K107       2956            982200   SH    SOLE       NONE        SOLE
SONUS NETWORKS INC                     COM        835916107       1943            370000   SH    SOLE       NONE        SOLE
SUPPORTSOFT, INC                       COM        868587106       7087           1621811   SH    SOLE       NONE        SOLE



        COLUMN 1                     COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
---------------------------          --------     --------     --------        --------        --------   --------     --------

                                     TITLE OF                   VALUE           AMOUNT        INVESTMENT    OTHER       VOTING
NAME OF ISSUER                        CLASS        CUSIP       (x$1000)    TYPE OF SECURITY   DISCRETION  MANAGERS    AUTHORITY
---------------------------          -------       -----       --------    ----------------   ----------  --------    ---------

TELETECH HOLDINGS, INC.                COM        879939106        1171           74900    SH    SOLE       NONE        SOLE
TERAYON COMMUNICATION SYS              COM        880775101        1296         1308800    SH    SOLE       NONE        SOLE
TRIDENT MICROSYSTEMS INC               COM        895919108        1382           59400    SH    SOLE       NONE        SOLE
VIEWPOINT CORP.                        COM        92672P108         551          466796    SH    SOLE       NONE        SOLE
VONAGE HOLDINGS CORP                   COM        92886T201        1732          251700    SH    SOLE       NONE        SOLE
WESTERN DIGITAL CORP                   COM        958102105        1872          103400    SH    SOLE       NONE        SOLE
CIENA CORP 3.75% 02/01/2008            NOTE       171779AA9       10470        10850000    SH    SOLE       NONE        SOLE